Summary of Changes in Warrants (Details)			12 Months Ended
	Apr. 20, 2023 shares $ / shares	Apr. 20, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants, Issued	333	333
Weighted Average Exercise Price, Issued | (per share)	$ 1.86	$ 2.50		$ 1.20	$ 1.55
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of purchase share outstanding, Beginning of the period			20,387,538	1,568,866	1,568,866	7,173,062
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares			$ 2.33		$ 0.63	$ 0.68
Warrants, Issued			7,402,726	21,011,038	21,011,038	2,803,533
Weighted Average Exercise Price, Issued | $ / shares			$ 1.88		$ 2.31	$ 0.59
Warrants, Exercised				(2,185,366)	(2,185,366)	(6,254,063)
Weighted Average Exercise Price, Exercised | $ / shares					$ 0.87	$ 0.60
Warrants, Expired			(10,000)	(7,000)	(7,000)	(2,153,666)
Weighted Average Exercise Price, Expired | $ / shares			$ 2.17		$ 0.50	$ 0.86
Number of purchase share outstanding, Ending of the period			27,780,264	20,387,538	20,387,538	1,568,866
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares			$ 2.21		$ 2.33	$ 0.63